Exhibit 1

Independent Accountants' Report on Applying Agreed-Upon Procedures
Mill City Holdings, LLC (the “Company”)
Goldman Sachs & Co. LLC (“Structuring Agent”)
(together, the “Specified Parties”)
Re: Mill City Solar Loan Trust 2019-1 – Data File Procedures
We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in (i) an electronic data file entitled “Goldman_DataRequest v2.xlsx” provided by the Company on February 19, 2019 containing information on 9,365 solar loan contracts (“Solar Loans”) as of January 31, 2019 (the “Cutoff Date”), and (ii) an electronic data file entitled “Goldman_DataRequest v3.xlsx” provided by the Company on February 20, 2019 containing “# of Months Since PTO Seasoning” for the Solar Loans as of the Cutoff Date (together, the “Date File”), related to Mill City Solar Loan Trust 2019-1. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.
Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

●
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

●
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

●	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
●
The term “LoanpalUWExtract v2.csv” means an electronic data file provided to us by the Structuring Agent on February 20, 2019, on behalf of the Company, containing FICO Score, In-Service Date (PTO Date), Purchased/Portfolio Asset (Y/N), Solar Panel Manufacturer, Inverter Manufacturer, Battery Manufacturer, Installer Name, Contracted Generation Guaranteed (%), and System Size (kW) for the Solar Loans.

●
The term “SystemExtract_20190131 v2.csv” means an electronic data file provided to us by the Structuring Agent on February 20, 2019, on behalf of the Company, containing Current Loan Balance, Remaining Term of Contract, Days Past Due, and ACH Payment for the Solar Loans.

●
The term “AddressInfo.xlsx” means an electronic data file provided to us by the Structuring Agent on February 20, 2019, on behalf of the Company, containing City, State, and Zip Code for 16 of the Sample Solar Loans (defined below).

●	The term “Address_3.xlsx” means an electronic data file provided to us by the Company on February 20, 2019, containing City, State, and Zip Code for 11 of the Sample Solar Loans.

●	The term “Address_2.xlsx” means an electronic data file provided to us by the Company on February 21, 2019 containing City, State, and Zip Code for 35 of the Sample Solar Loans.
●	The term “Welcome Letter” is a document provided to us for each Sample Solar Loan by the Structuring Agent on February 20, 2019, on behalf of the Company, containing the Issuer Originated Asset.
●
The term “Source Documents” means the following information provided or made available to us by the Company (or Structuring Agent on their behalf) for each Sample Solar Loan: Loan Closing Certificate, LoanpalUWExtract v2.csv, SystemExtract_20190131 v2.csv, and Welcome Letter. The following data files were provided for certain Sample Solar Loans as specified above: AddressInfo.xlsx, Address_3.xlsx, and Address_2.xlsx. The Source Documents, furnished to us by the Company, were represented by the Company to be either the original Source Document, a copy of the original Source Document, and/or electronic records contained within the Company’s asset system. We make no representation regarding the validity or accuracy of these documents or the execution of the Loan Closing Certificate by the borrower.

A.
We were instructed by the Company to select a random sample of 150 Solar Loans (each a “Sample Consumer Loan”) from the Data File. The Sample Solar Loans are listed in Exhibit A attached hereto. For purposes of this procedure, the Company did not inform us as to the basis for how they determined the number of Solar Loans that we were instructed to randomly select from the Data File.

B.
For each Sample Solar Loan, we compared or recomputed the specified attributes listed below contained in the Data File to or using the corresponding information contained in the Source Documents. The Specified Parties indicated that the absence of any of the Source Documents or the inability to agree the indicated information from the Data File to the Source Document for each of the specified attributes, utilizing methodologies provided by the Company, as applicable, constituted an exception. The Source Documents are listed in the order of priority until such attribute was agreed.

Attribute	Source Document(s)/Methodology
1. Contract ID	Loan Closing Certificate, SystemExtract_20190131 v2.csv
2. State of Contract	Loan Closing Certificate, AddressInfo.xlsx, Address_3.xlsx, Address_2.xlsx
3. City	Loan Closing Certificate, AddressInfo.xlsx, Address_3.xlsx, Address_2.xlsx
4. Zip Code	Loan Closing Certificate, AddressInfo.xlsx, Address_3.xlsx, Address_2.xlsx
5. In-Service Date (PTO Date)	LoanpalUWExtract v2.csv
6. System Size (kW)	LoanpalUWExtract v2.csv
7. Original Term (months) (Origination)	Loan Closing Certificate
8. Current Loan Balance	SystemExtract_20190131 v2.csv
9. Monthly Payment	Loan Closing Certificate
10. FICO Score	LoanpalUWExtract v2.csv
11. First Payment Due Date	Loan Closing Certificate

Attribute	Source Document(s)/Methodology
12. Last Payment Due Date	Loan Closing Certificate
13. Payment Frequency	Loan Closing Certificate
14. # of Months Since PTO (Seasoning)	Recompute as (i) Cutoff Date less In-Service Date (PTO Date) (attribute #5), divided by (ii) 30, rounded to the nearest integer
15. Remaining Term of Contract (Months)	SystemExtract_20190131 v2.csv
16. Contracted Generation Guaranteed (%)	LoanpalUWExtract v2.csv
17. ACH Payment (Y/N)	SystemExtract_20190131 v2.csv
18. Installer Name	LoanpalUWExtract v2.csv
19. Solar Panel Manufacturer	LoanpalUWExtract v2.csv
20. Inverter Manufacturer	LoanpalUWExtract v2.csv
21. Battery Manufacturer	LoanpalUWExtract v2.csv
22. Issuer Originated Asset (Y/N)	Welcome Letter
23. Purchased/Portfolio Asset (Y/N)	LoanpalUWExtract v2.csv
24. Rate	Loan Closing Certificate
25. Re-Amortized monthly payment	Loan Closing Certificate
26. ITC amount	Recompute as Current Loan Balance (attribute #8) times 30%
27. Original Loan Amount	Loan Closing Certificate
28. Days Past Due	SystemExtract_20190131 v2.csv
29. Remaining Term to Target Balance Date (Months)	Recompute as the number of payments from the Target Balance Date (attribute #30) to the Cutoff Date
30. Target Balance Date	Loan Closing Certificate

We found the information regarding the Sample Solar Loans to be in agreement with the respective information contained in the Source Documents.
There were no conclusions that resulted from the procedures.
This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the information indicated in the Data File or Source Documents, or methodologies provided by the Company, without verification or evaluation of such information and methodologies by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information and methodologies provided to us by the Company, (ii) the physical existence of the Solar Loans, (iii) the reliability or accuracy of the Source Documents which were used in our procedures, or (iv) matters of legal interpretation.
The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Solar Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Consumer Loan being securitized, (iii) the compliance of the originator of the Solar Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Solar Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).
The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.
This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP
McLean, Virginia
February 25, 2019

Exhibit A

Sample Consumer Loan Number	Loan_ID	Sample Consumer Loan Number Loan ID	Loan_ID	Sample Consumer Loan Number	Loan_ID
1	18090***	51	18020***	101	18090***
2	18020***	52	18110***	102	18100***
3	18120***	53	18030***	103	18010***
4	18090***	54	18070***	104	18120***
5	18060***	55	18110***	105	18030***
6	18090***	56	18080***	106	18050***
7	18160***	57	18060***	107	18030***
8	18130***	58	18020***	108	18050***
9	18160***	59	18150***	109	18070***
10	18050***	60	18110***	110	18110***
11	18160***	61	18070***	111	18140***
12	18060***	62	18010***	112	18090***
13	18060***	63	18130***	113	18070***
14	18090***	64	18160***	114	18160***
15	18150***	65	18160***	115	18160***
16	18110***	66	18160***	116	18140***
17	18130***	67	18070***	117	18070***
18	18090***	68	18090***	118	18010***
19	18130***	69	18090***	119	18080***
20	18090***	70	18130***	120	18100***
21	18150***	71	18070***	121	18150***
22	18120***	72	18100***	122	18060***
23	18030***	73	18110***	123	18070***
24	18050***	74	18090***	124	18110***
25	18160***	75	18090***	125	18040***
26	18160***	76	18100***	126	18130***
27	18080***	77	18160***	127	18070***
28	18080***	78	18130***	128	18010***
29	18130***	79	18110***	129	18160***
30	18150***	80	18120***	130	18130***
31	18010***	81	18050***	131	18080***
32	18160***	82	18010***	132	18140***
33	18060***	83	18020***	133	18090***
34	18100***	84	18150***	134	18010***
35	18040***	85	18110***	135	18030***
36	18070***	86	18080***	136	18140***
37	18020***	87	18030***	137	18070***
38	18120***	88	18100***	138	18060***
39	18070***	89	18010***	139	18040***
40	18100***	90	18020***	140	18150***
41	18130***	91	18110***	141	18030***
42	18030***	92	18130***	142	18060***
43	18110***	93	18110***	143	18140***
44	18160***	94	18130***	144	18090***
45	18130***	95	18010***	145	18050***
46	18020***	96	18160***	146	18090***
47	18020***	97	18130***	147	18120***
48	18120***	98	18020***	148	18010***
49	18010***	99	18120***	149	18080***
50	18100***	100	18120***	150	18130***